UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05639

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

8044 Montgomery Road, Ste. 555

Cincinnati, Ohio 45236

(Address of principal executive offices) (Zip code)

Gary J. Madich

8044 Montgomery Road, Ste. 555

Cincinnati, Ohio 45236

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (513) 985-3200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

Pacholder High Yield Fund, Inc.

Schedule of Portfolio Investments as of March 31, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders

March 31, 2008 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets *
CORPORATE DEBT SECURITIES — 135.3%
AEROSPACE & DEFENSE — 0.2%
L-3 Communications Corp., Sr Nt,
6.38%, 10/15/15	$250		$244,375	0.2%

AIRLINES — 3.9%
American Airlines, Inc., Collateral Trust Notes,
10.18%, 1/2/13	1,223		1,101,072	1.0
American Airlines, Inc., Nt,
3.363%, 10/18/09 [3,9]	625		575,425	0.6
American Airlines, Inc., Pass Thru Cert,
7.379%, 5/23/16	—	[11]	0	0.0	[12]
American Airlines, Inc., Private Placement, Nt,
10.32%, 7/30/14 [2]	743		646,792	0.6
Continental Airlines, Inc., Pass Thru Cert,
9.798%, 4/1/21[10]	1,465		1,333,090	1.3
Continental Airlines, Inc., Unsubordinated,
8.75%, 12/1/11[6]	250		194,375	0.2
Delta Air Lines, Inc.,
8.30%, 12/15/29 [1,4,6]	1,500		45,000	0.0	[12]
Delta Air Lines, Inc.,
10.125%, 5/15/10 [1,4]	500		15,000	0.0	[12]
United Airlines, Inc., FRN,
6.97%, 7/2/14 [2]	188		150,775	0.1
United Airlines, Inc., Private Placement, Nt,
7.336%, 7/2/19 [2]	92		77,428	0.1

			4,138,957	3.9

AUTO COMPONENTS — 2.2%
Delphi Corp.,
7.125% 5/1/29 [1,4,6]	725		228,375	0.2
JB Poindexter & Co., Inc., Co Guar,
8.75%, 3/15/14 [10]	2,584		1,682,830	1.6
Lear Corp., Sr Nt,
8.75%, 12/1/16	535		456,756	0.4

			2,367,961	2.2

AUTOMOBILES — 4.7%
Ford Motor Co., Debentures,
7.125%, 11/15/25	400		264,000	0.2
Ford Motor Co., Nt,
7.45%, 7/16/31 [10]	1,850		1,221,000	1.2
9.98%, 2/15/47 [10]	750		594,375	0.6
General Motors Corp., Debentures,
8.10%, 6/15/24 [10]	2,075		1,442,125	1.4
8.375%, 7/15/33 [6]	2,000		1,410,000	1.3

			4,931,500	4.7

BEVERAGES — 1.5%
Constellation Brands, Inc., Sr Nt,
7.25%, 5/15/17	500		485,000	0.5
8.375%, 12/15/14 [6]	1,025		1,055,750	1.0

			1,540,750	1.5

BUILDING PRODUCTS — 0.6%
Associated Materials, Inc., Sr Nt,
11.25%, 3/1/14 [6,7]	400		273,000	0.3
Interline Brands, Inc., Sr Sub Nt,
8.125%, 6/15/14	350		334,250	0.3

			607,250	0.6

CHEMICALS — 5.3%
Mosaic Co. (The), Private Placement, Sr Nt,
7.625%, 12/1/14 [2]	125		133,750	0.1
7.875%, 12/1/16 [2]	125		134,375	0.1

PolyOne Corp., Nt,
8.875%, 5/1/12 [10]	2,500	2,525,000	2.4
Quality Distribution LLC/QD Capital Corp., Co Guar,
9.00%, 11/15/10 [9,10]	1,250	781,250	0.8
Quality Distribution LLC/QD Capital Corp., FRN, Co Guar,
8.58%, 1/15/12 [9,10]	850	635,375	0.6
Sterling Chemicals, Inc., Private Placement,
10.25%, 4/1/15 [2]	850	859,563	0.8
Terra Capital, Inc., Sr Nt,
7.00%, 2/1/17	525	517,781	0.5

		5,587,094	5.3

COMMERCIAL SERVICES & SUPPLIES — 3.3%
Cenveo Corp., Sr Sub Nt,
7.875%, 12/1/13	325	263,250	0.3
Harland Clarke Holdings Corp.,
9.50%, 5/15/15	450	330,750	0.3
Harland Clarke Holdings Corp., FRN,
7.85%, 5/15/15 [6]	200	124,000	0.1
Phoenix Color Corp., Sr Sub Nt,
13.00%, 2/1/09	2,030	1,999,550	1.9
Quebecor World Capital Corp. (Canada), Private Placement, Sr Nt,
8.75%, 3/15/16 [1,2,4,10]	500	237,500	0.2
Quebecor World Capital Corp. (Canada), Sr Nt,
6.125%, 11/15/13 [1,2,4,10]	850	348,500	0.3
Quebecor World, Inc. (Canada), Private Placement, Sr Nt,
9.75%, 1/15/15 [1,2,4,10]	450	216,000	0.2

		3,519,550	3.3

CONSTRUCTION ENGINEERING — 0.6%
United Rentals North America, Inc., Co Guar,
6.50%, 2/15/12	750	678,750	0.6

CONSUMER FINANCE — 4.8%
ACE Cash Express, Inc., Private Placement, Sr Nt,
10.25%, 10/1/14 [2]	1,000	815,000	0.8
Ford Motor Credit Co. LLC, FRN,
7.127%, 1/13/12	300	221,922	0.2
Ford Motor Credit Co. LLC, Nt,
8.00%, 12/15/16 [10]	1,400	1,095,927	1.0
8.625%, 11/1/10 [10]	1,330	1,158,824	1.1
Ford Motor Credit Co. LLC, Sr Nt,
9.75%, 9/15/10	250	222,693	0.2
GMAC LLC,
6.625%, 5/15/12 [10]	250	189,121	0.2
8.00%, 11/1/31	1,925	1,379,632	1.3

		5,083,119	4.8

CONSUMER PRODUCTS — 3.3%
Jarden Corp.,
7.50%, 5/1/17 [6]	1,300	1,137,500	1.1
Southern States Coop, Inc., Private Placement, Sr Nt,
11.00%, 11/1/10 [2]	500	510,000	0.5
Spectrum Brands, Inc., PIK, Sr Nt,
11.50%, 10/2/13 [6]	500	415,000	0.4
Spectrum Brands, Inc., Sr Nt,
7.375%, 2/1/15 [6]	1,700	1,105,000	1.0
True Temper Sports, Inc., Sr Nt,
8.375%, 9/15/11	490	294,000	0.3

		3,461,500	3.3

CONTAINERS & PACKAGING — 4.6%
Berry Plastics Holding Corp., Nt,
8.875%, 9/15/14 [6]	500	436,250	0.4
Cascades, Inc., (Canada), Sr Nt,
7.25%, 2/15/13	200	176,500	0.2
Constar International, Inc., FRN, Co Guar,
6.44%, 2/15/12	750	603,750	0.6
Constar International, Inc., Sr Sub Nt,
11.00%, 12/1/12 [10]	2,180	1,340,700	1.3
Plastipak Holdings, Inc., Private Placement, Sr Nt,
8.50%, 12/15/15 [2]	300	273,000	0.2

Portola Packaging, Inc., Sr Nt,
8.25%, 2/1/12 [10]	1,260	693,000	0.7
Smurfit-Stone Container Enterprises, Inc., Sr Nt,
8.00%, 3/15/17 [10]	1,500	1,260,000	1.2

		4,783,200	4.6

DISTRIBUTORS — 1.1%
American Tire Distributors, Inc., Nt,
10.75%, 4/1/13	1,250	1,187,500	1.1

DIVERSIFIED CONSUMER SERVICES — 5.2%
Allied Waste North America, Inc., Sr Nt,
6.125%, 2/15/14	500	482,500	0.5
6.875%, 6/1/17	250	245,000	0.2
Knowledge Learning Corp., Inc., Private Placement, Sr Sub Nt,
7.75%, 2/1/15 [2]	2,100	1,963,500	1.9
Mac-Gray Corp., Sr Nt,
7.625%, 8/15/15	650	617,500	0.6
Service Corp. International,
7.00%, 6/15/17	750	723,750	0.7
Service Corp. International, Private Placement,
6.75%, 4/1/15	250	245,938	0.2
Stewart Enterprises, Inc., Sr Nt,
6.25%, 2/15/13 [10]	1,224	1,144,440	1.1

		5,422,628	5.2

DIVERSIFIED MANUFACTURING — 1.9%
Polypore, Inc., Sr Sub Nt,
8.75%, 5/15/12 [10]	2,035	1,953,600	1.9

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.9%
Level 3 Financing, Inc., Co. Guar,
9.25%, 11/1/14 [10]	1,300	1,062,750	1.0
Level 3 Financing, Inc., FRN,
6.70%, 2/15/15	250	175,000	0.2
Level 3 Financing, Inc., Sr Nt,
12.25%, 3/15/13	200	180,000	0.2
PAETEC Holding Corp.,
9.50%, 7/15/15	400	368,000	0.3
Qwest Corp., Sr Nt,
7.625%, 6/15/15 [10]	1,650	1,608,750	1.5
Time Warner Telecom Holdings, Inc., Sr Nt,
9.25%, 2/15/14 [10]	1,000	1,010,000	1.0
Windstream Corp.,
8.125%, 8/1/13	750	736,875	0.7

		5,141,375	4.9

ELECTRIC UTILITIES — 1.9%
Energy Future Holdings Corp., Private Placement, Nt,
10.875%, 11/1/17 [2]	450	454,500	0.4
Reliant Energy, Inc.,
7.625%, 6/15/14	500	496,250	0.5
Reliant Energy, Inc., Sec’d Nt,
6.75%, 12/15/14 [10]	1,000	1,017,500	1.0

		1,968,250	1.9

ELECTRONIC EQUIPMENT & INSTRUMENTS — 1.9%
Flextronics International Ltd. (Singapore), Debentures,
6.25%, 11/15/14	210	193,200	0.2
Intcomex, Inc., Sec’d Nt,
11.75%, 1/15/11 [10]	1,100	1,075,250	1.0
Sanmina-SCI Corp., FRN, Private Placement, Sr Nt,
5.55%, 6/15/14 [2]	300	270,000	0.3
Smart Modular Technologies (Cayman Islands), FRN, Sr Nt,
10.29%, 4/1/12	423	418,770	0.4

		1,957,220	1.9

ENERGY EQUIPMENT & SERVICES — 3.2%
Arch Western Finance LLC,
6.75%, 7/1/13	250	249,375	0.3
Bristow Group, Inc., Co Guar,
6.125%, 6/15/13	250	240,000	0.2
Calfrac Holdings LP, Private Placement, Debentures,
7.75%, 02/15/15 [2]	250	233,750	0.2
Chart Industries, Inc., Sr Sub Nt,
9.125%, 10/15/15	1,400	1,372,000	1.3

PHI, Inc., Co Guar,
7.125%, 4/15/13	783	718,403	0.7
Pride International, Inc., Sr Nt,
7.375%, 7/15/14	200	208,000	0.2
Seitel, Inc., Private Placement,
9.75%, 2/15/14	350	294,875	0.3

		3,316,403	3.2

FOOD & STAPLES RETAILING — 2.0%
Golden State Foods Corp., Private Placement, Sr Sub Nt,
9.24%, 1/10/12 [2,8,9]	1,550	1,590,688	1.5
Rite Aid Corp., Debentures,
7.50%, 3/1/17	600	540,000	0.5

		2,130,688	2.0

FOOD PRODUCTS — 4.4%
Chiquita Brands International, Inc., Sr Nt,
8.875%, 12/1/15	2,199	1,940,617	1.8
Eurofresh, Inc., Private Placement, Nt,
11.50%, 1/15/13 [2,6]	2,650	1,550,250	1.5
Land O’ Lakes, Inc., Sr Nt,
9.00%, 12/15/10	500	520,000	0.5
National Beef Packaging Co. LLC/NB Finance Corp., Sr Nt,
10.50%, 8/1/11 [10]	500	475,000	0.5
Pilgrim’s Pride Corp., Debentures,
8.375%, 5/1/17 [6]	150	132,000	0.1
Tom’s Foods, Inc., Sr Nt,
10.50%, 11/1/04 [1,3,4,9]	888	8,885	0.0	[12]

		4,626,752	4.4

GAMING — 3.9%
Mashantucket Western Pequot Tribe, Private Placement,
8.50%, 11/15/15 [2]	1,320	1,161,600	1.1
MGM Mirage, Inc., Co Guar,
7.625%, 1/15/17	150	136,500	0.1
MGM Mirage, Inc., Sr Nt,
7.50%, 6/1/16	250	225,000	0.2
Pokagon Gaming Authority, Private Placement, Sr Nt,
10.375%, 6/15/14 [2]	349	368,195	0.4
Seminole Hard Rock Entertainment, Inc., Private Placement, FRN,
5.30%, 03/15/14 [2]	500	396,250	0.4
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Nt,
9.375%, 6/15/15 [2]	1,000	885,000	0.8
Wynn Las Vegas Capital Corp., Nt,
6.625%, 12/1/14	1,000	962,500	0.9

		4,135,045	3.9

HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Cooper Cos, Inc. (The), Sr Nt,
7.125%, 2/15/15	500	475,000	0.4
LVB Acquisition Merger Sub, Inc., Private Placement,
10.00%, 10/15/17 [2,6]	700	733,250	0.7

		1,208,250	1.1

HEALTH CARE PROVIDERS & SERVICES — 11.0%
Community Health Systems, Inc., Private Placement,
8.875%, 7/15/15	800	803,000	0.8
HCA, Inc., Debentures,
6.30%, 10/1/12 [10]	250	222,500	0.2
HCA, Inc., Nt,
6.75%, 7/15/13	500	442,500	0.4
HCA, Inc., Private Placement, Sec’d Nt,
9.125%, 11/15/14	475	489,250	0.5
9.25%, 11/15/16	1,000	1,037,500	1.0
Medical Services Co., FRN, Co Guar,
11.758%, 10/15/11 [10]	2,800	2,506,000	2.4
Multiplan, Inc., Private Placement,
10.375%, 4/15/16 [2]	1,000	915,000	0.9
TeamHealth, Inc., Sr Sub Nt,
11.25%, 12/1/13 [10]	2,184	2,096,640	2.0
Tenet Healthcare Corp., Sr Nt,
9.875%, 7/1/14 [10]	1,550	1,499,625	1.4
Vanguard Health Holding Co. II LLC, Sr Sub Nt,
9.00%, 10/1/14 [10]	1,625	1,564,063	1.4

		11,576,078	11.0

HOTELS, RESTAURANTS & LEISURE — 0.7%
OSI Restaurant Partners, Inc., Private Placement,
10.00%, 6/15/15 [2,6]	300	189,000	0.2
Six Flags, Inc., Sr Nt,
9.625%, 6/1/14	1,000	565,000	0.5

		754,000	0.7

HOUSEHOLD DURABLES — 0.7%
KB Home, Sr Nt,
5.875%, 1/15/15	585	506,025	0.5
Meritage Homes Corp., Sr Nt,
7.00%, 5/1/14	250	189,375	0.2

		695,400	0.7

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 7.8%
AES Corp. (The),
8.75%, 05/15/13 [2]	750	780,000	0.8
Calpine Generating Co. LLC, FRN, Sec’d Nt,
14.37%, 4/1/11 [1,3,4,6]	1,000	122,559	0.1
Dynegy Holdings, Inc., Sr Unsec’d Nt,
7.125%, 5/15/18	500	450,000	0.4
7.50%, 6/1/15	1,000	937,500	0.9
Edison Mission Energy, Sr Nt,
7.75%, 6/15/16	1,500	1,545,000	1.5
Mirant Americas Generation LLC, Sr Nt,
8.30%, 5/1/11 [10]	1,250	1,275,000	1.2
8.50%, 10/1/21	1,000	907,500	0.9
NRG Energy, Inc., Sr Nt,
7.375%, 1/15/17	1,875	1,823,437	1.7
Texas Competitive Electric Holdings Co. LLC, Private Placement,
10.25%, 11/1/15 [2]	350	348,688	0.3

		8,189,684	7.8

INDUSTRIAL CONGLOMERATES — 1.0%
Milacron Escrow Corp., Sec’d Nt,
11.50%, 5/15/11 [10]	1,445	1,080,138	1.0

INDUSTRIAL MACHINERY — 1.6%
Baldor Electric Co., Sr Nt,
8.625%, 2/15/17	100	99,000	0.1
General Cable Corp., FRN,
7.104%, 4/1/15	250	215,625	0.2
RBS Global, Inc. & Rexnord Corp., Sr Nt,
8.875%, 9/1/16 [10]	1,150	1,017,750	1.0
RBS Global, Inc. & Rexnord Corp., Sr Sub Nt,
11.75%, 8/1/16 [6]	410	354,650	0.3

		1,687,025	1.6

INSURANCE — 1.3%
Crum and Forster Holdings Corp.,
7.75%, 5/1/17	600	568,500	0.5
HUB International Holdings, Inc., Private Placement,
9.00%, 12/15/14 [2]	500	390,000	0.4
10.25%, 6/15/15 [2]	500	365,000	0.4

		1,323,500	1.3

IT SERVICES — 1.8%
Unisys Corp., Sr Nt,
8.00%, 10/15/12 [10]	1,000	860,000	0.9
12.50%, 1/15/16 [6]	1,000	985,000	0.9

		1,845,000	1.8

MARINE — 0.4%
Ultrapetrol Bahamas Ltd. (Bahamas), 1st Mtg,
9.00%, 11/24/14	450	405,000	0.4

MEDIA — 14.7%
Adelphia Communications Corp.,
6.00%, 2/15/06 [1,4]	125	12	0.0	[12]
Adelphia Communications Corp., Sr Nt,
8.125%, 7/15/03 [1,4]	750	55,313	0.1
9.375%, 11/15/09 [1,4]	560	42,000	0.0	[12]
Adelphia Recovery Trust, Contingent Value,
0%, 12/31/49 [1,4]	1,297	84,298	0.1

Barrington Broadcasting Group LLC and Barrington Broadcasting Capital Corp., Sr Sub Nt,
10.50%, 8/15/14	700	623,000	0.6
Block Communications, Inc., Private Placement, Sr Nt,
8.25%, 12/15/15 [2]	300	282,000	0.3
CanWest MediaWorks LP (Canada), Private Placement, Sr Nt,
9.25%, 8/1/15 [2]	750	690,000	0.7
CCH I Holdings LLC/CCH I Holdings Capital Corp., Co Guar,
11.125%, 1/15/14 [6]	350	168,000	0.2
CCH I Holdings LLC/CCH I Holdings Capital Corp., Sec’d Nt,
11.00%, 10/1/15 [10]	1,805	1,254,475	1.2
CCH II LLC/CCH II Cap Corp., Sr Nt,
10.25%, 9/15/10	500	453,750	0.4
Charter Communications, Inc., Nt,
10.875%, 9/15/14 [2,6]	500	492,500	0.5
CSC Holdings, Inc.,
7.625%, 4/1/11	500	494,375	0.5
DirecTV Holdings LLC/DirecTV Financing Co., Sr Nt,
8.375%, 3/15/13	1,000	1,013,750	1.0
Fisher Communications, Inc., Sr Nt,
8.625%, 9/15/14	500	505,000	0.5
Idearc, Inc., Sr Nt,
8.00%, 11/15/16	850	550,375	0.5
Intelsat Jackson Holdings Ltd. (Bermuda), Nt,
9.25%, 6/15/16 [10]	600	604,500	0.6
11.25%, 6/15/16 [10]	500	506,875	0.5
Intelsat Corp., Sr Nt,
9.00%, 8/15/14	649	653,867	0.6
Lamar Media Corp., Sr Sub Nt,
6.625%, 8/15/15 [6]	1,250	1,100,000	1.0
LBI Media, Inc., Sr Disc Nt,
11.00%, 10/15/13 [7]	625	510,156	0.5
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc., Sr Disc Nt,
0.00%, 4/1/13 [7]	750	728,438	0.7
Quebecor Media, Inc. (Canada), Sr Nt,
7.75%, 3/15/16 [10]	750	684,375	0.6
Radio One, Inc., Sr Sub Nt,
6.375%, 2/15/13 [6]	500	360,000	0.3
RH Donnelley Corp., Sr Disc Nt,
6.875%, 1/15/13	250	152,500	0.1
RH Donnelley Corp., Sr Nt,
8.875%, 1/15/16	250	158,125	0.2
Valassis Communications, Inc., Private Placement,
8.25%, 3/1/15	1,250	1,028,125	1.0
Videotron Ltee (Canada), Co Guar, Sr Unsec’d Nt,
6.375%, 12/15/15 [10]	500	437,500	0.4
Virgin Media Finance plc (United Kingdom), Sr Nt,
9.125%, 8/15/16 [6]	1,000	895,000	0.8
XM Satellite Radio, Inc., Private Placement,
10.00%, 6/1/13	1,000	955,000	0.8

		15,483,309	14.7

METALS & MINERALS — 1.6%
AK Steel Corp., Co. Guar, Sr Nt,
7.75%, 6/15/12	800	807,000	0.8
Wolverine Tube, Inc., Sr Nt,
10.50%, 4/1/09 [6]	945	845,775	0.8

		1,652,775	1.6

MULTILINE RETAIL — 0.7%
Dollar General Corp., Sr Nt,
10.625%, 7/15/15 [6]	750	723,750	0.7

OIL, GAS & CONSUMABLE FUELS — 8.9%
El Paso Corp., Sr Nt,
6.875%, 6/15/14	150	152,966	0.2
El Paso Performance-Linked Trust, Private Placement, Sr Nt,
7.75%, 7/15/11 [2]	500	511,219	0.5
Encore Acquisition Co., Sr Nt,
6.00%, 7/15/15 [10]	1,000	900,000	0.9
Forbes Energy Services, Sr Nt,
11.00%, 2/15/15 [2]	1,000	980,000	0.9

Helix Energy Solutions Group, Inc.,
9.50%, 1/15/16 [2]	1,000	1,000,000	1.0
Massey Energy Co., Nt,
6.875%, 12/15/13	750	725,625	0.7
Massey Energy Co., Sr Nt,
6.625%, 11/15/10	250	247,813	0.2
Northwest Pipeline Corp., Sr Nt,
7.00%, 6/15/16	500	531,250	0.5
OPTI Canada, Inc., (Canada), Co Guar,
8.25%, 12/15/14	1,180	1,168,200	1.1
Range Resources Corp., Sr Sub Nt,
7.50%, 5/15/16	350	358,750	0.3
Southwestern Energy Co., Nt,
7.50%, 2/1/18 [2]	200	207,000	0.2
Swift Energy Co., Sr Nt,
7.125%, 6/1/17	1,510	1,385,425	1.3
W&T Offshore, Inc., Private Placement, Sr Nt,
8.25%, 6/15/14 [2]	1,000	927,500	0.9
Williams Partners LP/Williams Partners Finance Corp., Sr Nt,
7.25%, 2/1/17	250	251,250	0.2

		9,346,998	8.9

PAPER & FOREST PRODUCTS — 3.5%
Abitibi-Consolidated Co. of Canada, Sr Nt,
6.00%, 6/20/13 [6]	630	305,550	0.3
8.375%, 4/1/15 [6]	1,395	718,425	0.7
Abitibi-Consolidated, Inc., Sr Nt,
8.85%, 8/01/30	25	11,249	0.0	[12]
Ainsworth Lumber Co., Ltd. (Canada), Sr Nt,
6.75%, 3/15/14	370	214,600	0.2
Bowater Canada Finance Corp. (Canada), Nt,
7.95%, 11/15/11	500	342,500	0.3
Georgia-Pacific LLC, Private Placement, Co Guar,
7.00%, 1/15/15 [2]	125	117,188	0.1
7.125%, 1/15/17 [2]	325	300,625	0.3
NewPage Corp., Sr Nt,
10.00%, 5/1/12	200	203,000	0.2
12.00%, 5/1/13 [6]	800	802,000	0.8
Verso Paper Holdings LLC & Verso Paper, Inc., Private Placement,
11.375%, 8/1/16 [6]	725	665,188	0.6

		3,680,325	3.5

PHARMACEUTICALS — 1.3%
Celtic Pharma Phinco B.V., Private Placement (Bermuda),
17.00%, 6/15/12 [9]	1,147	1,146,922	1.1
Elan Finance plc/Elan Finance Corp. (Ireland), FRN, Sr Nt,
7.065%, 11/15/11	90	81,000	0.1
Valeant Pharmaceuticals International,
7.00%, 12/15/11	100	95,250	0.1

		1,323,172	1.3

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% [12]
Thornburg Mortgage, Inc., Sr Nt,
8.00%, 5/15/13 [6]	75	43,500	0.0	[12]

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.5%
Freescale Semiconductor, Inc., Private Placement, Sr Nt,
8.875%, 12/15/14	450	352,125	0.3
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co. (Luxembourg), FRN, Sec’d Nt,
6.05%, 12/15/11 [6]	1,000	720,000	0.7
MagnaChip Semiconductor S.A,/MagnaChip Semiconductor Finance Co. (Luxembourg), Sec’d Nt,
6.875%, 12/15/11 [10]	750	540,000	0.5
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co. (Luxembourg), Sr Sub Nt,
8.00%, 12/15/14 [6,10]	1,150	655,500	0.6
NXP BV/NXP Funding LLC (Netherlands), FRN, Sr Nt,
7.008%, 10/15/13	400	330,000	0.3
NXP BV/NXP Funding LLC (Netherlands), Sr Nt,
7.875%, 10/15/14 [6]	1,640	1,500,600	1.5
Spansion, Inc., FRN, Private Placement,
6.201%, 6/1/13 [2]	1,000	675,000	0.6

		4,773,225	4.5

SPECIALTY RETAIL — 0.5%
Collective Brands, Inc.,
8.25%, 8/1/13	250	220,000	0.2
General Nutrition Centers, Inc., PIK,
7.199%, 3/15/14	340	283,900	0.3

		503,900	0.5

TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Broder Bros. Co., Sr Nt,
11.25%, 10/15/10 [10]	1,835	1,238,625	1.2
Hanesbrands, Inc., FRN, Sr Nt,
8.204%, 12/15/14	500	443,750	0.4
Westpoint Stevens, Inc., Sr Nt,
7.875%, 6/15/05 [1,3,4,9]	1,000	0	0.0

		1,682,375	1.6

TOBACCO — 2.5%
Alliance One International, Inc., Nt,
11.00%, 5/15/12 [10]	2,400	2,436,000	2.3
12.75%, 11/15/12	150	151,500	0.2

		2,587,500	2.5

TRANSPORTATION SERVICES — 0.4%
IdleAire Technologies Corp., Sr Disc Nt,
13.00%, 12/15/12 [7]	1,415	424,500	0.4

WIRELESS TELECOMMUNICATION SERVICES — 2.3%
iPCS, Inc., FRN, Sr Nt,
5.364%, 5/1/13	440	338,800	0.3
MetroPCS Wireless, Inc., Sr Nt,
9.25%, 11/1/14 [6]	2,250	2,070,000	2.0

		2,408,800	2.3

Total Corporate Debt Securities (Cost $162,595,477)		142,181,671	135.3

LOAN PARTICIPATIONS & ASSIGNMENTS — 21.9%
AUTOMOBILES — 1.5%
Ford Motor Co., Term Loan B,
8.00%, 12/15/13	1,980	1,620,421	1.5

CHEMICALS — 1.1%
Millenium Chemicals, Inc., 1st Lien Term Loan,
7.08%, 1/26/13 [9]	1,000	815,000	0.8
Millenium Chemicals, Inc., 2nd Lien Term Loan,
10.58%, 1/26/13 [9]	500	325,000	0.3

		1,140,000	1.1

COMMERCIAL SERVICES & SUPPLIES — 0.7%
Clarke American, Tranche B, Term Loan,
5.20%, 6/30/14	315	253,203	0.3
7.33%, 6/30/14	109	87,662	0.1
7.33%, 6/30/14	97	77,878	0.1
7.33%, 6/30/14	182	145,973	0.1
7.33%, 6/30/14	170	136,190	0.1

		700,906	0.7

CONSUMER PRODUCTS — 0.4%
Spectrum Brands, Inc., Term Loan B,
7.07%, 3/30/13	39	34,431	0.0	[12]
7.07%, 3/30/13	65	57,602	0.1
7.10%, 3/30/13	34	30,127	0.0	[12]
7.10%, 3/30/13	97	86,078	0.1
8.44%, 3/30/13	133	118,358	0.1
8.62%, 3/30/13	109	96,838	0.1
Spectrum Brands, Inc., Letter of Credit,
2.97%, 3/30/13	24	21,520	0.0	[12]

		444,954	0.4

DIVERSIFIED FINANCIAL SERVICES — 1.5%
Realogy Corp., Bank Loan, Letter of Credit,
2.96%, 4/5/14	422	336,490	0.3
Realogy Corp., Initial Term Loan B,
7.50%, 10/10/13	1,568	1,249,819	1.2

		1,586,309	1.5

GAMING — 1.1%
Venetian Macau, Term Loan B,
4.95%, 5/25/13	1,333	1,201,213	1.1

HEALTH CARE PROVIDERS & SERVICES —1.4%
Biomet, Inc., 1st Lien Term Loan
5.70%, 3/15/15	998	959,615	0.9
HCA, Inc., Term Loan B,
7.08%, 11/14/13	495	455,212	0.5

		1,414,827	1.4

HOTELS, RESTAURANTS & LEISURE —0.4%
Outback Restaurant Partners, Inc., Term Loan B,
5.00%, 6/14/13	476	363,440	0.4
Outback Restaurant Partners, Inc., Prerefunded RC Commitment,
2.67%, 6/14/14	5	4,103	0.0	[12]

		367,543	0.4

HOUSEHOLD DURABLES —0.8%
Jacuzzi Brands, Inc., 1st Lien, Letter of Credit,
4.73%, 2/17/14	24	19,211	0.0	[12]
Jacuzzi Brands, Inc., 1st Lien, Term Loan B,
5.49%, 2/7/14	274	215,989	0.2
5.51%, 2/7/14	1	432	0.0	[12]
Jacuzzi Brands, Inc., 2nd Lien,
9.24%, 8/7/14	667	402,000	0.4
9.24%, 8/7/14	167	100,500	0.1
9.24%, 8/20/14	167	100,500	0.1

		838,632	0.8

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS —2.8%
Calpine Corp., 1st Priority Term Loan,
6.14%, 3/29/09	628	545,287	0.5
7.08%, 3/29/14	1,639	1,461,800	1.5
Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-2, Term Loan,
6.48%, 8/7/14	143	130,030	0.1
6.60%, 8/7/14	855	777,905	0.7

		2,915,022	2.8

IT SERVICES —3.3%
Alltel Communications, Inc., Initial Tranche B-3, Term Loan,
5.57%, 5/16/15	995	898,087	0.9
Compucom Systems, Inc., Term Loan,
6.21%, 9/1/14	998	872,813	0.8
First Data Corp., Initial Term Loan B-1,
5.35%, 9/24/14	11	9,848	0.0	[12]
5.35%, 9/24/14	361	323,913	0.3
7.58%, 9/24/14	28	24,740	0.0	[12]
First Data Corp., Initial Term Loan B-3,
5.35%, 9/24/14	1,394	1,252,999	1.2
5.45%, 9/24/14	103	92,879	0.1

		3,475,279	3.3

MEDIA —2.4%
Sirius Satellite Radio, Term Loan B,
5.00%, 12/1/12	499	433,912	0.4
Univision Communications, Inc., 1st Lien Initial Term Loan,
4.95%, 3/29/09	41	31,837	0.0	[12]
5.49%, 9/16/14	1,418	1,114,309	1.1
Univision Communications, Inc., 2nd Lien Term Loan,
5.20%, 3/1/09	1,000	940,000	0.9

		2,520,058	2.4

MULTILINE RETAIL —0.8%
Dollar General Corp., Tranche B-1 Term Loan,
5.99%, 7/3/14	719	642,859	0.5
5.99%, 7/3/14	31	25,604	0.0	[12]
Dollar General Corp., Tranche B-2 Term Loan,
5.99%, 7/6/14	46	38,074	0.0	[12]
7.59%, 7/3/14	63	51,919	0.1
7.73%, 7/6/14	79	65,765	0.1
7.83%, 7/6/14	63	51,919	0.1

		876,140	0.8

PAPER & FOREST PRODUCTS —1.0%
Abitibi-Consolidated Co. of Canada (Canada), Term Loan,
11.50%, 3/31/09	300	291,750	0.3
NewPage Corp., Term Loan,
6.31%, 6/23/08	748	732,384	0.7
8.75%, 3/31/09	2	1,835	0.0	[12]

		1,025,969	1.0

PROPERTY & CASUALTY — 0.6%
Swett & Crawford Group, 1st Lien Bank Debt,
6.25%, 4/3/14	3		1,675	0.0	[12]
6.25%, 4/16/14	990		663,300	0.6

			664,975	0.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Isola Group S.A.R.L., 1st Lien Term Loan,
7.45%, 12/18/13	494		429,563	0.4
Isola Group S.A.R.L., 2nd Lien Term Loan,
10.45%, 12/18/13	250		220,000	0.2
Sirius Computer Solutions, 2nd Lien Term Loan,
8.70%, 5/30/13	1,000		920,000	0.9
TTM Technologies, Inc., Term Loan,
4.96%, 10/31/12	60		55,200	0.1
5.59%, 10/31/12	140		128,800	0.1

			1,753,563	1.7

SPECIALITY RETAIL — 0.4%
ARAMARK Corp., Letter of Credit Facility Deposit,
7.07%, 1/26/14	470		437,642	0.4
ARAMARK Corp., Term Loan,
4.57%, 1/26/14	30		27,833	0.0	[12]

			465,475	0.4

Total Loan Participations & Assignments (Cost $26,335,046)			23,011,286	21.9

ASSET-BACKED SECURITIES — 0.1%
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE3, Class M12, FRN, 4.599%, 9/25/35 [2,9]	500		25,000	0.0	[12]
Countrywide Asset-Backed Certificates,
Series 2004-13, Class MV8, FRN, 4.299%, 1/25/35 [9]	115		53,023	0.1
Long Beach Mortgage Loan Trust,
Series 2004-5, Class M6, FRN, 5.099%, 9/25/34 [9]	83		18,771	0.0	[12]

Total Asset-Backed Securities (Cost $584,413)			96,794	0.1

Total Fixed Income Investments (Cost $189,514,936)			165,289,751	157.3

PREFERRED STOCKS — 0.2%
CONTAINERS & PACKAGING — 0.0%
Glasstech, Inc., Series C, Pfd [3,9]	—	[11]	—	0.0

MEDIA — 0.2%
Spanish Broadcasting System, Series B, Pfd, PIK,	—	[11]
10.75%, 10/15/13			207,940	0.2

Total Preferred Stocks (Cost $296,000)			207,940	0.2

COMMON STOCKS — 0.8%
AIRLINES — 0.2%
Delta Air Lines, Inc.[1]	21		181,916	0.2

BUILDING PRODUCTS — 0.0% [12]
Lexington Coal Co. [1,3]	25		22,831	0.0	[12]

CONTAINERS & PACKAGING — 0.0%
Glasstech, Inc., Class C 1,3,9	—	[11]	—	0.0

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
AboveNet, Inc. [1]	2		134,687	0.1
XO Holdings, Inc. [1]	1		671	0.0	[12]

			135,358	0.1

HOTELS, RESTAURANTS & LEISURE — 0.0% [12]
Bally Total Fitness Holding Corp. [1,3,9]	2		595	0.0	[12]
Bally Total Fitness Holding Corp. [1,3,6,8]	4		654	0.0	[12]

			1,249	0.0	[12]

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% [12]
Mirant Corp. [1]	1		33,988	0.0	[12]

MEDIA — 0.5%
Adelphia Recovery Trust [1,3]	157		1	0.0	[12]
Time Warner Cable, Inc., Class A [1]	23		563,199	0.5

			563,200	0.5

SPECIALTY RETAIL— 0.0% [12]
Mattress Discounters Corp. [1,3,9]	8	13,909	0.0	[12]

TEXTILES, APPAREL & LUXURY GOODS — 0.0%
Westpoint Stevens, Inc. [1,3,9]	14	—	0.0

Total Common Stocks (Cost $3,790,931)		952,451	0.8

RIGHTS—0.0%
TEXTILES, APPAREL & LUXURY GOODS — 0.0%
Westpoint Stevens, Inc. [1,3,9]
Expiring 4/25/14 (Cost $184,476)	13	—	0.0

WARRANTS — 0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Abovenet, Inc., 9/8/08 [1,3,9] (Strike Price $20.00)	1	32,634	0.0	[12]
Abovenet, Inc., 9/8/10 [1,3,9] (Strike Price $24.00)	1	35,235	0.1
XO Holdings, Inc., Series A, 1/16/10[1] (Strike Price $6.25)	1	103	0.0	[12]
XO Holdings, Inc., Series B, 1/16/10[1] (Strike Price $7.50)	1	39	0.0	[12]
XO Holdings, Inc., Series C, 1/16/10[1] (Strike Price $10.00)	1	31	0.0	[12]

		68,042	0.1

TRANSPORTATION SERVICES — 0.0% [12]
IdleAire Technologies Corp. 12/15/15 [1] (Strike Price $1.00)	1	2,123	0.0	[12]

Total Warrants (Cost $417,200)		70,165	0.1

Total Equity Investments (Cost $4,688,607)		1,230,556	1.1

SHORT-TERM INVESTMENT — 2.8%
INVESTMENT COMPANY — 2.8%
Federated Prime Obligations Fund (Cost $2,911,657)	2,912	2,911,657	2.8

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN — 19.1%
Lehman Brothers, Inc. - Repurchase agreement, 2.99%, dated 3/31/08, matures 4/1/08, repurchase price $20,081,396, collateralized by
U.S. Government Agency Mortgages (Cost $20,079,727)	20,080	20,079,727	19.1

TOTAL INVESTMENTS (Cost $217,194,927)		189,511,691	180.3

Payable Upon Return of Securities Loaned		(20,079,727)	(19.1)
Payable to Advisor		(475,189)	(0.4)
Payable to Administrator		(2,811)	(0.0	) [12]
Custody Fees Payable		(1,689)	(0.0	) [12]
Unrealized Depreciation on Unfunded Commitments		(147,313)	(0.1)
Unrealized Depreciation on Swap Agreements		(1,238,574)	(1.2)
Other Assets in Excess of Other Liabilities		3,517,935	3.3
Less: Outstanding Preferred Stock (2,640 shares at $25,000 per share) at liquidation value.		(66,000,000)	(62.8)

Net Assets Applicable to Common Stockholders		$105,084,323

Net Asset Value Per Common Share ($105,084,323/12,944,067)		$8.12

*	Applicable to common stockholders.

1	Non-income producing security.

2	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $23,205,386 and 22.1% of net assets applicable to common stockholders.

3	Fair valued security. These securities amounted to $812,728 and 0.8% of net assets applicable to common stockholders.

4	Security in default.

6	All or a portion of the security is on loan. Securities on loan have a fair market value of $19,032,208.

7	Step-up bond. Interest rate is effective rate as of March 31, 2008.

8	Restricted security. These securities amounted to $1,591,342 and 1.5% of net assets applicable to common stockholders.

9	Security deemed to be illiquid. These securities amounted to $6,057,712 and 5.8% of net assets applicable to common stockholders.

10	All or a portion of the security is reserved for current or potential holdings of swaps, TBAs, when-issued securities and delayed delivery securities.

11	Amount rounds to less than 1,000 shares.
12	Amount rounds to less than 0.1%.
Cert	Certificate
Co	Company
Disc	Discount
FRN	Floating Rate Note. Interest rate shown is rate in effect as of March 31, 2008.
Guar	Guaranteed
LIBOR	London Interbank Offered Rate
Mtg	Mortgage
Nt	Note
Pfd	Preferred
PIK	Payment in-kind
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured

INTEREST RATE SWAPS— The Fund entered into interest payment swap arrangements with Citibank, N. A. New York (Citibank) for the purpose of partially hedging its dividend payment obligations with respect to the Series W Auction Rate Cumulative Preferred Stock (“ARPS”). Pursuant to each of the swap arrangements, the Fund makes payments to Citibank on a monthly basis at fixed annual rates. In exchange for such payments Citibank makes payments to the Fund on a monthly basis at a variable rate determined with reference to the one month London Interbank Offered Rate (LIBOR). The variable rates ranged from 2.54% to 4.57% for the quarter ended March 31, 2008. The effective date, notional contract amount, maturity, fixed and floating annual rates and unrealized appreciation/depreciation of the swaps are as follows:

Effective Date	Notional Contract Amount	Maturity	Payments Made by the Fund	Payments Received by the Fund	Floating Annual Rate *	Unrealized Appreciation/ (Depreciation)
11/30/2007	$5 million	6/1/2011	4.00%monthly	1 Month LIBOR monthly	2.70%	$(197,792)
6/1/2005	$5 million	6/2/2008	4.10%monthly	1 Month LIBOR monthly	2.70	(14,422)
6/1/2005	$5 million	6/1/2009	4.15%monthly	1 Month LIBOR monthly	2.70	(109,581)
12/1/2005	$5 million	12/1/2009	4.74%monthly	1 Month LIBOR monthly	2.70	(200,825)
12/1/2006	$5 million	12/1/2010	5.01%monthly	1 Month LIBOR monthly	2.70	(313,600)
8/14/2006	$5 million	12/1/2008	5.26%monthly	1 Month LIBOR monthly	2.70	(102,093)
8/14/2006	$5 million	6/1/2010	5.26%monthly	1 Month LIBOR monthly	2.70	(300,261)

*	Represents rate in effect at March 31, 2008.

In September 2006, the Statement of Financial Accounting Standards No. 157—Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Pacholder High Yield Fund, Inc.
Level 1	$23,906,019	$—	$—	$—
Level 2	164,792,944	—	—	(1,238,574)
Level 3	812,728	—	—	—

Total	$189,511,691	$—	$—	$(1,238,574)

*	Other financial instruments include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Pacholder High Yield Fund, Inc.
Balance as of 12/31/07	$308,148	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(29,730)	—	—	—
Net purchases (sales)	—	—	—	—
Net transfers in (out) of Level 3	534,310	—	—	—

Balance as of 03/31/08	$812,728	—	—	—

*	Other financial instruments include futures, forwards and swap contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

By:	/s/
Gary J. Madich
President and Principal Executive Officer
May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/
Gary J. Madich
President and Principal Executive Officer
May 29, 2008

By:	/s/
Patricia A. Maleski
Principal Financial Officer
May 29, 2008